DWS Enhanced Commodity Strategy Fund Annual Fund Operating Expenses - DWS Enhanced Commodity Strategy Fund	Sep. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	1.09%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	1.84%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.84%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.84%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.94%